Related Party Transactions	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related Party Transactions
45.	RELATED PARTY TRANSACTIONS
Related parties of the Group as of December 31, 2024 and 2025, and assets and liabilities recognized, guarantees and commitments, major transactions with related parties and compensation to key management for the years ended December 31, 2024 and 2025 are as follows. Please refer to Note 1
4
 for the details of joint ventures and associates.

(1)	Assets and liabilities from transactions with related parties are as follows (Unit: Korean Won in millions):

Related parties		Account title	December 31, 2024	December 31, 2025
Associates	W Service Networks Co., Ltd.	Loans	51	30
		Deposits due to customers	3,054	3,009
		Accrued expenses	86	7
		Other liabilities	339	316

	Korea Credit Bureau Co., Ltd.	Loans	1	—
		Deposits due to customers	780	2,615
		Accrued expenses	13	—
		Other liabilities	—	10

	Korea Finance Security Co., Ltd.	Loans	3,225	3,435
		Loss allowance	(43)	(23)
		Deposits due to customers	1,145	2,138
		Other liabilities	3	1

	LOTTE CARD Co. Ltd.	Loans	27,913	26,880
		Account receivables	21	35
		Loss allowance	(297)	(295)
		Derivative assets	1,075	564
		Other assets	49	256
		Deposits due to customers	20,207	22,869
		Accrued expenses	—	39
		Derivative liabilities	—	807
		Other liabilities	273	289

	K BANK Co., Ltd.	Loans	18	17
		Account receivables	32	9
		Cash and cash equivalents	—	192
		Other assets	—	43
		Other liabilities	193,719	158,668

	Others (*)	Loans	38,819	42,903
		Loss allowance	(273)	(139)
		Other assets	66,088	9,116
		Deposits due to customers	3,575	2,259
		Other liabilities	232	541

(*)	Others include IGEN2022No. 1 Private Equity Fund and etc., as of December 31, 2024 and 2025.

(2)	Gain or loss from transactions with related parties are as follows (Unit: Korean Won in millions):

			For the years ended December 31
Related parties		Account title	2023	2024	2025
Associates	W Service Network Co., Ltd.	Other income	—	35	37
		Interest expenses	35	37	30
		Fees expenses	552	483	280
		Other expenses	1,575	1,095	1,031
	Korea Credit Bureau Co., Ltd.	Interest expenses	9	—	10
		Fees expenses	4,047	3,986	5,228
		Other expenses	143	155	61
	Korea Finance Security Co., Ltd.	Interest income	181	142	152
		Interest expenses	3	3	2
		Provision (Reversal) of allowance for credit losses	26	(32)	(22)
		Other expenses	33	25	25
	LOTTE CARD Co., Ltd.	Interest income	10	1,586	1,525
		Fees income	4,164	4,019	4,103
		Fees expenses	—	—	1,382
		Gain on derivatives	—	1,075	248
		Loss on derivatives	—	457	1,318
		Interest expenses	5,665	4,127	2,593
		Provision (Reversal) of allowance for credit loss	(455)	11	15
	K BANK Co., Ltd.	Fees income	190	269	171
		Fees expenses	339	—	6
		Other expenses	—	—	2
	Others (*)	Interest income	682	844	2,233
		Fees income	15,295	53,562	32,348
		Dividends income	1,700	3,729	—
		Other income	4,760	2,890	7,457
		Interest expenses	9,333	18,045	14,017
		Other expenses	836	1,612	—
		Provision (Reversal) of allowance for credit loss	(27)	212	(264)

(*)	Others include Win Mortgage Co., Ltd. and etc., for the years ended December 31, 2023, 2024 and 2025.

(3)	Major loan transactions with related parties for the years ended December 31, 2023, 2024 and 2025 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2023
Related parties		Beginning balance	Loan	Collection	Others	Ending balance (*)
Associates	W Service Network Co., Ltd.	120	483	495	—	108
	Korea Credit Bureau Co., Ltd.	2	12	13	—	1
	Korea Finance Security Co., Ltd.	3,433	2,911	3,116	—	3,228
	LOTTE CARD Co., Ltd.	50,000	226,318	264,109	—	12,209
	K BANK Co., Ltd.	3	218	167	—	54
	One Mortgage	—	262	247	—	15
	ARAM CMC CO.LTD	—	41	—	—	41
	Godo Kaisha Oceanos 1	39,814	—	—	(1,693)	38,121
	Woori Zip 1	11,819	—	—	(502)	11,317
	Woori Zip 2	16,776	—	—	(713)	16,063
	Central Network Solutions Co., Ltd.	251	—	251	—	—

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

		For the year ended December 31, 2024
Related parties		Beginning balance	Loan	Collection	Others	Ending balance (*)
Associates	W Service Network Co., Ltd.	108	475	532	—	51
	Korea Credit Bureau Co., Ltd.	1	3	3	—	1
	Korea Finance Security Co., Ltd.	3,228	2,705	2,708	—	3,225
	LOTTE CARD Co., Ltd.	12,209	288,794	274,484	1,394	27,913
	K BANK Co., Ltd.	54	317	353	—	18
	Win Mortgage Co.,Ltd.	15	243	250	—	8
	ARAM CMC CO.LTD	41	—	—	—	41
	Godo Kaisha Oceanos 1	38,121	—	—	649	38,770
	Woori Zip 1	11,317	—	11,227	(90)	—
	Woori Zip 2	16,063	—	15,936	(127)	—

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

		For the year ended December 31, 2025
Related parties		Beginning balance	Loan	Collection	Others	Ending balance (*)
Associates	W Service Network Co., Ltd.	51	403	424	—	30
	Korea Credit Bureau Co., Ltd.	1	3	4	—	—
	Korea Finance Security Co., Ltd.	3,225	2,052	1,842	—	3,435
	LOTTE CARD Co., Ltd.	27,913	12,531	13,213	(351)	26,880
	K BANK Co., Ltd.	18	256	257	—	17
	Win Mortgage Co.,Ltd.	8	250	240	—	18
	ARAM CMC CO.LTD	41	—	41	—	—
	Godo Kaisha Oceanos 1	38,770	22,921	64,002	2,311	—
	Woori Real Estate Investment No. 1 Limited Liability Company	—	42,885	—	—	42,885

(*)	Payments that occurred for business reasons among related parties are excluded and net increase or decrease was used for limited credit loan.

(4)	Details of changes in major deposits due to customers with related parties for the years ended December 31, 2023, 2024 and 2025 are as follows (Unit: Korean Won in millions):

		For the year ended December 31, 2023
Related parties		Beginning balance	Increase	Decrease	Ending balance (*)
Associates	W Service Networks Co., Ltd	1,200	1,000	1,200	1,000
	Partner One Value Up I Private Equity Fund	100	—	100	—
	Korea Credit Bureau Co., Ltd.	3,000	—	3,000	—
	One Mortgage	—	1,200	600	600

(*)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.

		For the year ended December 31, 2024
Related parties		Beginning balance	Increase	Decrease	Ending balance (*)
Associates	W Service Networks Co., Ltd	1,000	2,000	2,000	1,000
	Win Mortgage Co., Ltd.	600	2,266	1,479	1,387

(*)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.

		For the year ended December 31, 2025
Related parties		Beginning balance	Increase	Decrease	Ending balance (*)
Associates	W Service Networks Co., Ltd	1,000	—	—	1,000
	One Mortgage	1,387	3,529	3,564	1,352
	Korea Credit Bureau Co., Ltd.	—	1,000	—	1,000

(*)	Details of payment between related parties, demand deposit due to customers and etc. are excluded.

(5)	There are no major borrowing transactions with related parties for the years ended December 31, 2024 and 2025.

(6)	Guarantees provided to the related parties are as follows (Unit: Korean Won in millions):

Warrantee	December 31, 2024	December 31, 2025	Warranty
Korea Finance Security Co., Ltd.	635	425	Unused loan commitment
Korea Credit Bureau Co., Ltd.	34	35	Unused loan commitment
W Service Network Co., Ltd.	129	150	Unused loan commitment
K BANK Co., Ltd.	282	283	Unused loan commitment
LOTTE CARD Co., Ltd.	498,400	478,300	Unused loan commitment
LOTTE CARD Co., Ltd.	1,691	1,650	Confirmed Foreign Currency Payment Guarantee
Win Mortgage Co.,Ltd.	42	32	Unused loan commitment
As of December 31, 2024 and 2025, the recognized payment guarantee provisions are 272 million Won and 289 million Won, respectively, in relation to the guarantees provided to the related parties above.

(7)	Amount of commitments with the related parties

Warrantee	December 31, 2024	December 31, 2025	Warranty
NH Woori Newdeal Growth Alpha Private Equity Fund 1	15,906	819	Securities purchase commitment
Samsung Together Korea IPPF private securities investment trust 3 [Equity-FoFs]	990,000	990,000	Securities purchase commitment
BTS 2nd Private Equity Fund	1,854	1,234	Securities purchase commitment
STASSETS FUND III	3,000	1,500	Securities purchase commitment
Synaptic Future Growth Private Equity Fund 1	3,443	1,624	Securities purchase commitment
IBK KIP Seongjang Dideemdol 1st Private Investment Limited Partnership	4,664	4,664	Securities purchase commitment
Woori Seoul Beltway Private Special Asset Fund No.1	30,949	27,103	Securities purchase commitment
Woori Oncorp Corporate support of Major Industry General Type Private Investment Trust 2	60	255	Securities purchase commitment
Woori Asset Global Partnership Fund No.5	97,500	75,000	Securities purchase commitment
JC Assurance No.2 Private Equity Fund	1,351	492	Securities purchase commitment
Crevisse Raim Impact 1st Startup Venture Specialist Private Equity Fund	148	50	Securities purchase commitment
Woori Real Estate Investment No. 1 Limited Liability Company	7,100	7,100	Securities purchase commitment
Woori Future Energy Private Special Asset Investment Trust(General) No.1	33,600	33,600	Securities purchase commitment
LOTTE CARD Co., Ltd.	350,000	440,000	Derivative commitment
Woori IMM Green Net Zero Fund	—	21,099	Securities purchase commitment
Woori NH Co-Growth Private Equity Fund I	—	9,296	Securities purchase commitment
Woori PGIF4 General Type Private Special Asset Investment Trust No.1	—	3,102	Securities purchase commitment
Woori GS West Street Strategic Solutions General Type Private Special Asset Investment Trust No.1	—	15,820	Securities purchase commitment
Woori Global Secondary Private Placement Investment Trust No. 2	—	2,948	Securities purchase commitment
Woori Productive Financing Education Infrastructure General Private Special Asset Investment Trust No.1	—	20,000	Securities purchase commitment

(8)	Major investment and Recovery transactions
Details of major investment and recovery transactions with related parties during the years ended December 31, 2024 and 2025 are described in Note 14.(2). There are no other significant investment and recovery transactions

(9)	Compensation for key management is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Short-term employee salaries	22,626	34,676	23,700
Retirement benefit service costs	1,160	1,372	941
Share-based compensation	5,474	11,298	20,755

Total	29,260	47,346	45,396

Key management includes executives and directors of Woori Financial Group and major subsidiaries, and also includes CEO of other subsidiaries. Outstanding assets from transactions with key management amount
to 3,523 million Won and 3,203 million

Won, as of December 31, 2024 and 2025 respectively and with respect to the assets, the Group has not recognized any allowance nor related impairment loss due to credit losses. Also, liabilities from transaction with key management amount to 69,372 million Won and 11,562 million
Won, respectively, as of December 31, 2024 and 2025.